SUBSEQUENT EVENTS (Narrative) (Details)					1 Months Ended		12 Months Ended
	Dec. 02, 2022 CAD ($) $ / shares $ / Shares shares	Dec. 01, 2022 Shares shares	Nov. 13, 2022 $ / shares	Nov. 13, 2022 USD ($) Shares	Aug. 30, 2022 $ / Shares shares	Mar. 17, 2021 $ / Shares shares	Sep. 30, 2022 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued					2,858,000	3,419,883
Units issued, price per unit | $ / Shares					1.4	7.57
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised							144,000
Gross proceeds from warrants exercised | $							$ 253,440
Subsequent events [Member] | Independent contractor agreement to serve as Chief Medical Officer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Signing bonus of independent contractor agreement | $				$ 35,000
Annual fee authorized by board of directors | $				$ 205,000
Number of options granted | Shares				300,000
Exercise price, stock options granted | $ / shares			$ 1.65
Subsequent events [Member] | Independent contractor agreement to serve as Chief Medical Officer [Member] | On the first anniversary of the grant date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage				25.00%
Subsequent events [Member] | Independent contractor agreement to serve as Chief Medical Officer [Member] | On the second anniversary of the grant date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage				25.00%
Subsequent events [Member] | Independent contractor agreement to serve as Chief Medical Officer [Member] | On the third anniversary of the grant date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage				25.00%
Subsequent events [Member] | Independent contractor agreement to serve as Chief Medical Officer [Member] | On the fourth anniversary of the grant date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage				25.00%
Subsequent events [Member] | Consultant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options cancelled | Shares		80,000
Subsequent events [Member] | Restricted share units [Member] | Director [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued		1,100,000
Subsequent events [Member] | Non-brokered private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants, Issued	666,000
Gross proceeds from non-brokered private placement | $	$ 2,049,334
Warrants issued, price per warrant | $ / shares	$ 1.249
Number of units issued	974,000
Units issued, price per unit | $ / Shares	1.25
Description of warrants	Each PFW is exercisable into one Unit at an exercise price of $0.001 per Unit on the date that is the earlier of (a) the date the holder thereof elects to exercise the PFWs and pays the exercise price, and (b) December 2, 2024. Each Unit is comprised of one common share and one common share purchase warrant of the Company. Each warrant is exercisable to acquire one common share of the Company at an exercise price of $1.35 per share until December 2, 2024.